Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—5.2%
Communication Services—1.1%
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	$130	$131
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	445	362
DISH DBS Corp. 5.875%, 7/15/22	575	601
iHeartCommunications, Inc.
6.375%, 5/1/26	258	276
8.375%, 5/1/27	467	499
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	56
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	280	289
		2,214

Consumer Discretionary—0.5%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	95	101
Carnival Corp. 144A 11.500%, 4/1/23(1)	230	266
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	250	265
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	70	75
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	80	84
Tenneco, Inc. 5.375%, 12/15/24	205	198
		989

Consumer Staples—0.4%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	855	872
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	5
		877

Financials—0.5%
Acrisure LLC 144A 8.125%, 2/15/24(1)	220	233
ICAHN Enterprises LP 4.750%, 9/15/24	550	571
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	221
		1,025

Health Care—1.2%
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	430	452
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	10	11
144A 4.375%, 2/15/27(1)	260	264
One Call Corp. PIK Interest Capitalization 144A 7.500%, 7/1/24(1)(2)	1,645	1,645
	Par Value	Value

Health Care—continued
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)	$55	$60
		2,432

Industrials—0.6%
Boeing Co. (The) 4.875%, 5/1/25	198	226
Howmet Aerospace, Inc. 6.875%, 5/1/25	135	159
Spirit AeroSystems, Inc. 3.950%, 6/15/23	230	226
TransDigm, Inc. 144A 8.000%, 12/15/25(1)	435	481
		1,092

Materials—0.5%
Ardagh Packaging Finance plc
144A 4.125%, 8/15/26(1)	590	616
144A 5.250%, 8/15/27(1)	200	210
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	95	103
Kraton Polymers LLC 144A 4.250%, 12/15/25(1)	50	51
		980

Real Estate—0.4%
iStar, Inc. 4.250%, 8/1/25	875	864
Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(3)	9,165	—
Total Corporate Bonds and Notes (Identified Cost $10,083)		10,473

Leveraged Loans(4)—96.4%
Aerospace—3.4%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	834	832
Amentum Government Services Holdings LLC First Lien, Tranche 2 (3 month LIBOR + 4.750%) 5.500%, 1/29/27	1,005	1,010
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 1.898%, 6/27/25	842	693
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 3.900%, 12/6/25	652	649
Kestrel Bidco, Inc. (4 month LIBOR + 3.000%) 4.000%, 12/11/26	835	799
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	1,075	1,117
TransDigm, Inc. Tranche F (1 month LIBOR + 2.250%) 2.397%, 12/9/25	1,781	1,743
		6,843

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Chemicals—4.1%
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27	$545	$544
Ascend Performance Materials Operations LLC (3 month LIBOR + 5.250%) 6.250%, 8/27/26	459	460
Element Solutions, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.147%, 2/2/26	995	984
Gemini HDPE LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 12/11/27(5)	480	477
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.152%, 10/20/24	824	817
Hexion, Inc. Tranche B (3 month LIBOR + 3.500%) 3.730%, 7/1/26	696	689
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.147%, 4/1/24	2,111	2,085
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.647%, 2/5/27	863	861
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 3.153%, 10/1/25	1,272	1,258
		8,175

Consumer Durables—2.1%
CP Atlas Buyer, Inc.
Tranche B-1 (3 month LIBOR + 4.500%) 5.250%, 11/23/27	251	252
Tranche B-2 (3 month LIBOR + 4.500%) 5.250%, 11/23/27	84	84
Kronos Acquisition Holdings, Inc. (3 month LIBOR + 4.500%) 0.000%, 12/22/26(5)	1,255	1,253
Ozark Holdings LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/10/27	230	230
Plantronics, Inc. Tranche B (1 month LIBOR + 2.500%) 2.646%, 7/2/25	750	732
Serta Simmons Bedding LLC First Lien (3 month LIBOR + 3.500%) 4.500%, 11/8/23	1,650	812
Zodiac Pool Solutions LLC Tranche B1 (1 month LIBOR + 2.000%) 2.147%, 7/2/25	839	830
		4,193

Consumer Non-Durables—2.7%
Diamond (BC) B.V.
(3 month LIBOR + 3.000%) 3.214%, 9/6/24	1,395	1,373
(3 month LIBOR + 5.000%) 6.000%, 9/6/24	219	219
Isagenix International LLC (3 month LIBOR + 5.750%) 6.750%, 6/16/25	1,422	784
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 4.000%, 6/30/24	1,171	1,160
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.159%, 6/16/25	821	672
	Par Value	Value

Consumer Non-Durables—continued
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24	$1,185	$1,153
		5,361

Energy—1.6%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 12/10/27(5)	190	188
CITGO Holding, Inc. (3 month LIBOR + 7.000%) 8.000%, 8/1/23	311	286
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	675	669
Fieldwood Energy LLC First Lien (3 month PRIME + 4.250%) 7.500%, 4/11/22(6)	733	165
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	627	627
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 4.250%, 10/30/24	632	619
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(3)(7)	11	—
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24	606	593
		3,147

Financial—3.5%
Acrisure LLC 2020, Tranche B (1 month LIBOR + 3.500%) 3.647%, 2/15/27	549	537
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.647%, 8/4/25	836	842
Tranche B-8 (1 month LIBOR + 3.250%) 3.397%, 12/23/26	944	933
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	485	485
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.147%, 6/16/25	720	700
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	1,199	1,200
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.250%) 3.397%, 10/1/25	2,051	2,046
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.903%, 6/28/23	337	336
		7,079

Food / Tobacco—5.5%
Aramark Services, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 1.895%, 3/28/24	850	839

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27	$620	$623
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.897%, 3/31/25	767	754
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/20/27	1,073	1,069
Dole Food Co., Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 4/6/24	450	449
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.397%, 1/29/27	940	930
H-Food Holdings LLC (3 month LIBOR + 3.688%) 3.833%, 5/23/25	1,592	1,562
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 3.000%, 8/3/25	831	826
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	1,113	1,107
Shearer’s Foods LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 9/23/27	1,609	1,609
Sigma Bidco B.V. Tranche B-2 (6 month LIBOR + 3.000%) 3.369%, 7/2/25	1,364	1,350
		11,118

Forest Prod / Containers—6.6%
Anchor Glass Container Corp.
(3 month LIBOR + 5.000%) 6.000%, 12/7/23	388	295
2017, First Lien (3 month LIBOR + 2.750%) 3.750%, 12/7/23	968	756
Second Lien (1 month LIBOR + 7.750%) 8.750%, 12/7/24	269	106
Berlin Packaging LLC First Lien (3 month LIBOR + 3.000%) 3.161%, 11/7/25	1,053	1,034
Berry Global, Inc.
Tranche W (1 month LIBOR + 2.000%) 2.149%, 10/1/22	266	266
Tranche X (1 month LIBOR + 2.000%) 2.149%, 1/19/24	264	263
Tranche Y (1 month LIBOR + 2.000%) 2.149%, 7/1/26	1,294	1,286
BWay Holding Co. (3 month LIBOR + 3.250%) 3.480%, 4/3/24	1,265	1,218
Fort Dearborn Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 10/19/23	1,301	1,294
Klockner Pentaplast of America, Inc. (3 month LIBOR + 4.250%) 5.250%, 6/30/22	1,550	1,545
Reynolds Group Holdings, Inc.
(1 month LIBOR + 2.750%) 2.897%, 2/6/23	583	580
Tranche B-2 (1 month LIBOR + 3.250%) 3.397%, 2/5/26	1,635	1,621
	Par Value	Value

Forest Prod / Containers—continued
Spectrum Holdings III Corp. First Lien (6 month LIBOR + 3.250%) 4.250%, 1/31/25	$1,150	$1,081
Tricorbraun Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 11/30/23	936	929
Trident TPI Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 4.000%, 10/17/24	1,048	1,032
		13,306

Gaming / Leisure—5.7%
Aristocrat Technologies, Inc.
(3 month LIBOR + 3.750%) 4.750%, 10/19/24	119	120
Tranche B-3 (3 month LIBOR + 1.750%) 1.966%, 10/19/24	1,075	1,063
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.352%, 9/15/23	845	837
Caesars Resort Collection LLC Tranche B-1 (3 month LIBOR + 4.500%) 4.647%, 7/21/25	853	853
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	159	163
CCM Merger, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 11/4/25	460	459
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 2.397%, 4/18/24	1,089	1,071
Everi Payments, Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 5/9/24	1,220	1,205
Golden Nugget LLC (2 month LIBOR + 2.500%) 3.250%, 10/4/23	1,313	1,265
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	30	34
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	905	829
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.647%, 2/12/27	891	848
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.897%, 8/14/24	894	872
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	572	563
UFC Holdings LLC Tranche B (6 month LIBOR + 3.250%) 4.250%, 4/29/26	1,192	1,187
		11,369

Healthcare—15.4%
Agiliti Health, Inc. (3 month LIBOR + 3.000%) 0.000%, 1/4/26(5)	470	468
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	1,183	1,186
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27	440	439

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Azalea TopCo, Inc.
(3 month LIBOR + 4.000%) 4.750%, 7/24/26	$170	$170
First Lien (3 month LIBOR + 3.500%) 3.714%, 7/27/26	607	599
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.893%, 11/27/25	439	434
(1 month LIBOR + 3.000%) 3.148%, 6/2/25	1,290	1,284
Cano Health LLC
(3 month LIBOR + 1.000%) 1.000%, 11/19/27(8)	235	234
(3 month LIBOR + 5.250%) 6.000%, 11/19/27	645	643
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	932	925
Concordia International Corp. (3 month LIBOR + 5.500%) 6.500%, 9/6/24	716	699
CPI Holdco LLC First Lien (1 month LIBOR + 4.250%) 4.397%, 11/4/26	453	453
CT Technologies Intermediate Holdings, Inc. (1 month LIBOR + 5.000%) 6.000%, 12/16/25	1,050	1,045
Elanco Animal Health, Inc. (3 month LIBOR + 1.750%) 1.905%, 8/1/27	994	984
Endo Luxembourg Finance Co. S.a.r.l. (3 month LIBOR + 4.250%) 5.000%, 4/29/24	853	838
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.897%, 10/10/25	1,439	1,196
eResearch Technology, Inc. First Lien (1 month LIBOR + 4.500%) 5.500%, 2/4/27	896	885
Gentiva Health Services, Inc. Tranche B (1 month LIBOR + 3.250%) 3.438%, 7/2/25	588	584
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22	81	81
HAH Group Holding Co. LLC
First Lien (3 month LIBOR + 1.000%) 1.000%, 10/22/27(8)	124	123
First Lien (3 month LIBOR + 5.000%) 6.000%, 10/22/27	981	973
Heartland Dental LLC (1 month LIBOR + 3.500%) 3.647%, 4/30/25	771	751
IQVIA, Inc.
Tranche B-1 (1 month LIBOR + 1.750%) 1.897%, 3/7/24	913	907
Tranche B-3 (3 month LIBOR + 1.750%) 2.004%, 6/11/25	805	798
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.897%, 11/17/25	1,337	1,332
Milano Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27	910	909
National Mentor Holdings, Inc.
First Lien (1 month LIBOR + 4.250%) 4.400%, 3/9/26	609	608
	Par Value	Value

Healthcare—continued
Tranche B (3 month LIBOR + 4.250%) 0.000%, 3/9/26(5)	$135	$135
Tranche C (3 month LIBOR + 4.250%) 0.000%, 3/9/26(5)	5	5
Tranche C, First Lien (3 month LIBOR + 4.250%) 4.510%, 3/9/26	27	27
Navicure, Inc.
(1 month LIBOR + 4.000%) 4.147%, 10/22/26	635	633
Tranche B (1 month LIBOR + 4.000%) 4.750%, 10/22/26	170	169
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	219	212
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 3.398%, 6/30/25	957	942
Packaging Coordinators Midco, Inc. Tranche B, First Lien (6 month LIBOR + 3.750%) 4.500%, 11/30/27	665	665
Parexel International Corp. (1 month LIBOR + 2.750%) 2.897%, 9/27/24	1,197	1,175
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.897%, 2/14/25	1,539	1,502
PetVet Care Centers LLC 2020, First Lien (1 month LIBOR + 4.250%) 5.250%, 2/14/25(8)	105	105
Phoenix Guarantor, Inc.
Tranche B (1 month LIBOR + 3.750%) 4.250%, 3/5/26	365	364
Tranche B-1 (1 month LIBOR + 3.250%) 3.402%, 3/5/26	305	303
Pluto Acquisition I, Inc. 2020, First Lien (3 month LIBOR + 5.000%) 0.000%, 6/22/26(5)	500	500
Precision Medicine Group LLC
(3 month LIBOR + 3.750%) 4.500%, 11/18/27	478	478
(3 month LIBOR + 3.750%) 3.750%, 11/18/27(8)	62	62
Select Medical Corp. Tranche B (3 month LIBOR + 2.250%) 2.530%, 3/6/25	633	626
Southern Veterinary Partners LLC
(3 month LIBOR + 2.000%) 2.000%, 10/1/27(8)	105	104
First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27	761	757
Surgery Center Holdings, Inc.
(1 month LIBOR + 3.250%) 4.250%, 9/2/24	1,143	1,122
2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	60	61
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.897%, 7/2/25	1,565	1,509
		31,004

Housing—1.8%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.147%, 1/15/27	1,523	1,507

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Housing—continued
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	$557	$556
LBM Acquisition LLC
(3 month LIBOR + 3.750%) 0.000%, 12/8/27(5)(8)	17	17
First Lien (3 month LIBOR + 3.750%) 0.000%, 12/17/27(5)	75	75
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.145%, 11/21/24	1,484	1,473
		3,628

Information Technology—7.0%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.000%) 4.000%, 9/19/24	656	655
Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	773	776
Aston Finco S.a.r.l. First Lien (3 month LIBOR + 4.250%) 4.403%, 10/9/26	780	769
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 2/12/25	753	751
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.397%, 10/2/25	1,680	1,671
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 9/19/25	760	760
Epicor Software Corp. Tranche B (1 month LIBOR + 4.250%) 5.250%, 7/30/27	988	992
Greeneden US Holdings II LLC Tranche B-4 (3 month LIBOR + 4.000%) 4.750%, 12/1/27	710	711
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24	898	899
Masergy Holdings, Inc. 2017, First Lien (3 month LIBOR + 3.250%) 4.250%, 12/15/23	858	848
Sophia LP (3 month LIBOR + 3.750%) 4.500%, 10/7/27	985	986
Uber Technologies, Inc. 2018 (1 month LIBOR + 3.500%) 3.647%, 7/13/23	1,234	1,231
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 4.750%, 5/4/26	1,656	1,663
Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	40	41
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.153%, 3/2/27	1,052	1,045
Virtusa Corp. Tranche B (3 month LIBOR + 4.250%) 0.000%, 12/9/27(5)	300	298
		14,096

Manufacturing—5.8%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	1,000	999
	Par Value	Value

Manufacturing—continued
Backyard Acquireco, Inc. (3 month LIBOR + 4.000%) 4.750%, 11/2/27	$605	$606
CIRCOR International, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24	961	951
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 8/17/22	902	823
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/16/27(3)	340	337
Filtration Group Corp.
(3 month LIBOR + 3.000%) 3.147%, 3/31/25	1,498	1,481
Tranche A (1 month LIBOR + 3.750%) 4.500%, 3/29/25	414	414
Gardner Denver, Inc.
Tranche A (1 month LIBOR + 2.750%) 2.897%, 3/1/27	55	55
Tranche B-1 (1 month LIBOR + 1.750%) 1.897%, 3/1/27	825	813
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 3.750%, 4/1/24	858	854
Ingersoll-Rand Services Co. 2020, Tranche B-1 (3 month LIBOR + 1.750%) 1.897%, 3/1/27	362	357
NCR Corp. (1 month LIBOR + 2.500%) 2.650%, 8/28/26	943	927
NN, Inc.
2017 (1 month LIBOR + 5.750%) 5.897%, 10/19/22	32	32
Tranche B (1 month LIBOR + 5.750%) 6.500%, 10/19/22	56	55
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	955	935
Titan Acquisition Ltd. (6 month LIBOR + 3.000%) 3.267%, 3/28/25	1,086	1,057
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	1,098	1,013
		11,709

Media / Telecom - Broadcasting—3.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.400%, 8/24/26	703	619
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 3.147%, 5/1/26	1,411	1,386
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 2.905%, 9/18/26	1,118	1,110
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 2.400%, 1/3/24	1,015	1,002
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 3.750%, 3/15/24	2,139	2,124
		6,241

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—3.2%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.900%, 2/1/27	$2,337	$2,321
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.409%, 7/17/25	1,597	1,571
2018 (1 month LIBOR + 2.250%) 2.409%, 1/15/26	1,002	986
Intelsat Jackson Holdings S.A. Tranche B-5 (6 month LIBOR + 8.625%) 8.625%, 1/2/24(6)	691	702
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	149	149
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.659%, 1/31/28	620	614
		6,343

Media / Telecom - Diversified Media—1.9%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.714%, 8/21/26	863	829
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (3 month LIBOR + 4.000%) 5.000%, 5/4/22	1,243	1,209
Meredith Corp. Tranche B-2 (1 month LIBOR + 2.500%) 2.647%, 1/31/25	689	681
Newco Financing Partnership Tranche AV1 (3 month LIBOR + 3.500%) 3.673%, 1/31/29	550	550
UPC Financing Partnership Tranche AV (3 month LIBOR + 3.500%) 3.677%, 1/31/29	550	550
		3,819

Media / Telecom - Telecommunications—3.7%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.397%, 3/15/27	895	885
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	903	906
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.897%, 3/1/27	2,124	2,087
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 2.897%, 7/31/25	981	959
Tranche B-12 (1 month LIBOR + 3.688%) 3.846%, 1/31/26	536	529
Tranche B-13 (3 month LIBOR + 4.000%) 4.237%, 8/14/26	637	633
West Corp.
Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/10/24	499	482
Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 10/10/24	453	436
	Par Value	Value

Media / Telecom - Telecommunications—continued
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.147%, 3/9/27	$575	$570
		7,487

Media / Telecom - Wireless Communications—0.7%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.900%, 4/11/25	1,379	1,362
Metals / Minerals—0.4%
Covia Holdings Corp. (3 month PRIME + 5.000%) 8.250%, 6/1/25(6)	971	827
Retail—2.5%
Bass Pro Group, LLC (3 month LIBOR + 5.000%) 5.750%, 9/25/24	1,073	1,075
CNT Holdings I Corp. First Lien (6 month LIBOR + 3.750%) 4.500%, 11/8/27	830	829
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.250%) 4.000%, 10/19/27	1,593	1,590
Michaels Stores, Inc. 2020, Tranche B (1 month LIBOR + 3.500%) 4.250%, 10/1/27	1,022	1,013
Petco Animal Supplies, Inc. (3 month LIBOR + 3.250%) 0.000%, 1/26/23(5)	615	587
		5,094

Service—9.7%
AlixPartners LLP 2017 (1 month LIBOR + 2.500%) 2.647%, 4/4/24	1,539	1,520
Cardtronics USA, Inc. (1 month LIBOR + 4.000%) 5.000%, 6/29/27	662	660
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 4.000%, 3/20/25	614	566
CSC SW Holdco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.250%, 11/14/22	711	707
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.750%) 3.898%, 2/6/26	1,426	1,426
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 3.000%, 5/30/25	814	815
Hoya Midco LLC First Lien (6 month LIBOR + 3.500%) 4.500%, 6/30/24	1,073	1,008
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 4.000%, 7/1/24	1,052	1,044
Patriot Container Corp. First Lien (1 month LIBOR + 3.500%) 4.500%, 3/20/25	938	916
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.500%, 1/3/25	1,265	1,261
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.397%, 12/31/25	2,096	2,060

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Service—continued
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 3.400%, 7/17/25	$996	$980
Tempo Acquisition LLC (1 month LIBOR + 3.250%) 3.750%, 11/2/26	878	871
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	887	869
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.897%, 11/16/26	1,551	1,543
TRC Cos, Inc. 2019 (1 month LIBOR + 5.000%) 6.000%, 6/21/24	569	566
Tunnel Hill Partners LP (1 month LIBOR + 3.500%) 3.647%, 2/6/26	793	728
Weld North Education LLC 2020 (3 month LIBOR + 4.000%) 0.000%, 12/15/27(5)	545	543
WEX, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 2.397%, 5/15/26	1,448	1,436
		19,519

Transportation - Automotive—3.9%
Accuride Corp. 2017 (3 month LIBOR + 5.250%) 6.250%, 11/17/23	851	764
American Axle & Manufacturing, Inc. Tranche B (3 month LIBOR + 2.250%) 2.758%, 4/6/24	1,433	1,408
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	957	891
DexKo Global, Inc. Tranche B (3 month LIBOR + 3.500%) 4.500%, 7/24/24	607	607
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.660%, 11/6/24	1,078	1,075
PAI Holdco, Inc. Tranche B (6 month LIBOR + 4.000%) 5.000%, 10/28/27	180	180
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 3.647%, 4/30/26	932	927
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.147%, 10/1/25	1,272	1,238
TI Group Automotive Systems LLC First Lien (3 month LIBOR + 3.750%) 4.004%, 12/16/24	792	792
		7,882

Utility—2.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	1,921	1,915
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 2.147%, 1/15/25	965	952
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 2.147%, 8/12/26	447	440
Lightstone Holdco LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24	777	720
	Par Value	Value

Utility—continued
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24	$44	$40
PG&E Corp. (1 month LIBOR + 4.500%) 5.500%, 6/23/25	194	196
		4,263

Total Leveraged Loans (Identified Cost $197,891)		193,865

	Shares
Common Stocks—0.5%
Communication Services—0.4%
Clear Channel Outdoor Holdings, Inc.(9)	107,177	177
iHeartMedia, Inc. Class A(9)	45,578	591
		768

Consumer Non-Durables—0.0%
Libbey Glass Inc.(3)(9)	40,573	122
Financials—0.1%
Neiman Marcus Group, Inc.(9)	3,033	197
Total Common Stocks (Identified Cost $1,500)		1,087

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp.(9)	152,810	153
Total Rights (Identified Cost $130)		153

Total Long-Term Investments—102.2% (Identified Cost $209,604)		205,578

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)	168,358	168
Total Short-Term Investment (Identified Cost $168)		168

TOTAL INVESTMENTS—102.3% (Identified Cost $209,772)		$205,746(11)
Other assets and liabilities, net—(2.3)%		(4,707)
NET ASSETS—100.0%		$201,039

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to a value of $6,853 or 3.4% of net assets.
(2)	100% of the income received was in PIK.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Variable rate security. Rate disclosed is as of December 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after December 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	All or a portion of securities is segregated as collateral for borrowings.

Country Weightings†
United States	93%
Canada	2
Luxembourg	1
Netherlands	1
France	1
Australia	1
Other	1
Total	100%
† % of total investments as of December 31, 2020.
See Notes to Schedule of Investments

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$10,473	$—	$10,473	$—(1)
Leveraged Loans	193,865	—	193,528	337(1)
Equity Securities:
Rights	153	—	153	—
Common Stocks	1,087	768	197	122
Money Market Mutual Fund	168	168	—	—
Total Investments	$205,746	$936	$204,351	$459

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2020.
See Notes to Schedule of Investments

NEWFLEET SENIOR FLOATING RATE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.